Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
23.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Net income attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	73,289	490,794	916,271

	Thousands of shares
Weighted-average shares outstanding	1,262,023	1,263,895	1,266,592
Effect of dilutive securities:
Stock acquisition rights	2,358	4,565	4,088
Zero coupon convertible bonds	23,962	23,960	23,966

Weighted-average shares for diluted EPS computation	1,288,343	1,292,420	1,294,646

	Yen
Basic EPS	58.07	388.32	723.41

Diluted EPS	56.89	379.75	707.74

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2017, 2018 and 2019 were 6,856 thousand shares, 2,921 thousand shares and 5,731 thousand shares, respectively. Potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal years ended March 31, 2017, 2018 and 2019 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for those fiscal years. The zero coupon convertible bonds issued in July 2015 were included in the diluted EPS calculation under the if-converted method beginning upon issuance.